Credit loss allowance expenses (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of credit loss allowance expenses

	2024	2023	2022

Net increase of loss allowance - Credit card receivables (note 13)	2,211,862	1,849,706	939,079
Recovery	(192,415)	(158,747)	(31,491)
Credit loss allowance expenses - Credit card receivables	2,019,447	1,690,959	907,588

Net increase of loss allowance - Loan to customers (note 14)	1,257,358	634,356	501,843
Recovery	(107,646)	(43,683)	(4,520)
Credit loss allowance expenses - Loan to customers	1,149,712	590,673	497,323

Credit loss allowance expenses - Others	(176)	3,586	-
Total	3,168,983	2,285,218	1,404,911